Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 2019 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events

Note 3 – Subsequent Events

Termination of Employee Stock Purchase Plan

On February 16, 2026, the Company’s Board of Directors approved the termination of the Company’s Employee Stock Purchase Plan. The termination will become effective on July 1, 2026, following completion of the current offering period ending June 30, 2026. Shares issuable under the current offering period will be issued in accordance with the terms of the plan, and no additional offering periods will commence thereafter.